Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Retained earnings	Accumulated other comprehensive income	Capital stock	Contributed surplus
Equity at beginning of period at Sep. 30, 2020	$ 7,264,160	$ 4,703,642	$ 545,710	$ 1,761,873	$ 252,935
Net earnings	1,369,072	1,369,072
Other comprehensive loss	(214,130)		(214,130)
Comprehensive income (loss)	1,154,942	1,369,072	(214,130)
Share-based payment costs	45,592				45,592
Income tax impact associated with stock options	11,114				11,114
Exercise of stock options	61,054			73,827	(12,773)
Exercise of performance share units	0			7,150	(7,150)
Purchase for cancellation of Class A subordinate voting shares	(1,519,226)	(1,340,485)		(178,741)
Purchase of Class A subordinate voting shares held in trusts	(31,404)			(31,404)
Equity at end of period at Sep. 30, 2021	6,986,232	4,732,229	331,580	1,632,705	289,718
Net earnings	1,466,142	1,466,142
Other comprehensive loss	(291,834)		(291,834)
Comprehensive income (loss)	1,174,308	1,466,142	(291,834)
Share-based payment costs	48,996				48,996
Income tax impact associated with stock options	460				460
Exercise of stock options	41,687			50,236	(8,549)
Exercise of performance share units	0			15,821	(15,821)
Purchase for cancellation of Class A subordinate voting shares	(908,656)	(773,366)		(135,290)
Purchase of Class A subordinate voting shares held in trusts	(70,303)			(70,303)
Equity at end of period at Sep. 30, 2022	$ 7,272,724	$ 5,425,005	$ 39,746	$ 1,493,169	$ 314,804